Cover	11 Months Ended
Dec. 31, 2020
Cover [Abstract]
Document Type	S-4/A
Amendment Flag	true
Amendment Description	Amendment No. 2 to Form S-4
Entity Registrant Name	GigCapital3, Inc.
Entity Central Index Key	0001802749
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false